Document and Entity Information	12 Months Ended
Aug. 15, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	BlackRock Funds III
Central Index Key	0000893818
Amendment Flag	false
Document Creation Date	Aug. 15, 2012
Document Effective Date	Aug. 15, 2012
Prospectus Date	Aug. 15, 2012